Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Redeemable Convertible Preferred Stock [Abstract]
Schedule of Redeemable Convertible Preferred Stock

No shares of redeemable convertible preferred stock were outstanding as of June 30, 2026. Redeemable convertible preferred stock as of December 31, 2025 was comprised of the following.

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.10	6,160,056	6,160,056	$645	$645
B	0.42	3,760,500	3,760,500	1,575	1,575
C	1.70	2,507,000	2,507,000	4,250	4,250
D	1.99	2,056,141	2,056,141	4,101	4,101
E	2.23	11,367,454	11,367,454	25,392	25,392
F	2.79	52,888,416	46,943,509	155,236	131,075
		78,739,567	72,794,660	$191,199	$167,038

Redeemable convertible preferred stock as of December 31, 2025 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	93,624,871	155,236	131,075
		157,039,424	145,182,811	$191,199	$167,038

Redeemable convertible preferred stock as of December 31, 2024 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	87,142,870	49,050,528	68,671	68,671
		138,700,810	100,608,468	$104,634	$104,634